Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 59,524	$ 77,968	$ 64,049
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	201,475	188,477	182,663
(Deferral) amortization of regulatory assets	(8,731)	1,123	3,686
Amortization of debt premium	596	942	865
Deferred income taxes and investment tax credit adjustments - net	31,566	47,455	(10,284)
Loss on early extinguishment of debt	21,956	0	377
Allowance for equity funds used during construction	(14,996)	(7,136)	(4,088)
Gain on sale of nonutility property	0	0	(297)
Change in certain assets and liabilities:
Accounts receivable	15,542	3,699	(1,900)
Fuel, materials and supplies	(18,372)	5,094	(10,337)
Income taxes receivable or payable	0	590	3,026
Financial transmission rights	2,086	(1,947)	(1,869)
Accounts payable and accrued expenses	(716)	(24,322)	16,124
Accrued real estate and personal property taxes	(1,465)	(47)	(181)
Accrued interest	965	1,034	(2,288)
Pension and other postretirement benefit expenses	(15,730)	2,785	(180,337)
Short-term and long-term regulatory assets and liabilities	(22,980)	(44,252)	148,169
Prepaids and other current assets	(4,949)	1,725	(2,986)
Other - net	6,654	809	6,983
Net cash provided by operating activities	252,425	253,997	211,375
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures - utility	(672,849)	(381,626)	(242,124)
Project development costs	(8,980)	(9,657)	(6,047)
Proceeds from the sales of assets	0	0	225
Grants under the American Recovery and Reinvestment Act of 2009	0	0	923
Cost of removal, net of salvage	(12,064)	(6,036)	(7,553)
Other	(1,224)	(39)	57
Net cash used in investing activities	(695,117)	(397,358)	(254,519)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term debt borrowings	388,850	105,000	150,500
Short-term debt repayments	(272,000)	(105,000)	(150,500)
Long-term borrowings, net of discount	753,350	128,358	169,728
Retirement of long-term debt and early tender premium	(552,179)	0	(110,377)
Dividends on common stock	(69,487)	(78,400)	(59,500)
Issuance of common stock	214,366	0	0
Equity contributions from AES	0	106,400	49,091
Dividends on preferred stock	(3,213)	(3,213)	(3,213)
Deferred financing costs paid	(8,824)	(1,724)	(1,996)
Payments for financed capital expenditures	(13,215)	0	0
Other	(368)	(194)	(9)
Net cash provided by financing activities	437,280	151,227	43,724
Net change in cash and cash equivalents	(5,412)	7,866	580
Cash and cash equivalents at beginning of period	26,933	19,067	18,487
Cash and cash equivalents at end of period	21,521	26,933	19,067
Cash paid during the period for:
Interest (net of amount capitalized)	95,137	103,938	106,175
Income taxes	0	0	45,000
Non-cash investing activities:
Accruals for capital expenditures	79,553	37,293	17,957
Indianapolis Power And Light Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	101,921	109,528	96,552
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	199,551	186,614	180,917
(Deferral) amortization of regulatory assets	(8,731)	1,123	3,686
Amortization of debt premium	60	40	30
Deferred income taxes and investment tax credit adjustments - net	33,756	67,831	(10,594)
Allowance for equity funds used during construction	(14,996)	(7,136)	(4,088)
Gain on sale of nonutility property	0	0	(297)
Change in certain assets and liabilities:
Accounts receivable	15,542	3,699	(1,900)
Fuel, materials and supplies	(18,372)	5,094	(10,337)
Income taxes receivable or payable	(2,544)	1,171	3,510
Financial transmission rights	2,086	(1,947)	(1,869)
Accounts payable and accrued expenses	(356)	(23,723)	16,290
Accrued real estate and personal property taxes	(1,465)	(47)	(181)
Accrued interest	996	1,034	(2,288)
Pension and other postretirement benefit expenses	(15,730)	2,785	(180,338)
Short-term and long-term regulatory assets and liabilities	(22,980)	(44,252)	148,169
Prepaids and other current assets	(4,671)	(170)	(2,917)
Other - net	5,895	2,385	7,195
Net cash provided by operating activities	269,962	304,029	241,540
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures - utility	(672,849)	(381,626)	(242,124)
Project development costs	(8,980)	(9,657)	(6,047)
Proceeds from the sales of assets	0	0	225
Grants under the American Recovery and Reinvestment Act of 2009	0	0	923
Cost of removal, net of salvage	(12,064)	(6,036)	(7,553)
Other	(1,224)	(56)	39
Net cash used in investing activities	(695,117)	(397,375)	(254,537)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term debt borrowings	388,850	105,000	150,500
Short-term debt repayments	(272,000)	(105,000)	(150,500)
Long-term borrowings, net of discount	348,638	128,358	169,728
Retirement of long-term debt and early tender premium	(131,850)	0	(110,377)
Dividends on common stock	(103,747)	(127,400)	(90,150)
Equity contributions from AES	214,364	106,400	49,091
Dividends on preferred stock	(3,213)	(3,213)	(3,213)
Payments for financed capital expenditures	(13,215)	0	0
Other	(3,819)	(1,920)	(2,004)
Net cash provided by financing activities	424,008	102,225	13,075
Net change in cash and cash equivalents	(1,147)	8,879	78
Cash and cash equivalents at beginning of period	20,999	12,120	12,042
Cash and cash equivalents at end of period	19,852	20,999	12,120
Cash paid during the period for:
Interest (net of amount capitalized)	53,447	54,938	57,175
Income taxes	25,000	0	64,950
Non-cash investing activities:
Accruals for capital expenditures	$ 79,553	$ 37,293	$ 17,957